UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Courtney R. Taylor

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income Trust Investment Portfolio June 30, 2014

unaudited

Bonds, notes & other debt instruments 91.55%
Corporate bonds & notes 87.39%	Principal amount	Value
Telecommunication services 16.90%	(000)	(000)

Sprint Nextel Corp. 6.00% 2016	$ 500	$ 546
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	13,650	17,847
Sprint Nextel Corp. 8.375% 2017	21,575	25,270
Sprint Nextel Corp. 9.125% 2017	16,935	19,877
Sprint Nextel Corp. 9.00% 2018[1]	27,150	32,987
Sprint Capital Corp. 6.90% 2019	5,000	5,537
Sprint Nextel Corp. 7.00% 2020	163,785	182,006
Sprint Corp. 7.25% 2021[1]	107,425	118,839
Sprint Nextel Corp. 11.50% 2021	62,405	84,559
Sprint Corp. 7.875% 2023[1]	83,375	92,963
Sprint Capital Corp. 8.75% 2032	1,800	2,088
T-Mobile US, Inc. 6.542% 2020	108,475	117,560
MetroPCS Wireless, Inc. 6.25% 2021	167,025	178,090
T-Mobile US, Inc. 6.731% 2022	36,600	39,620
MetroPCS Wireless, Inc. 6.625% 2023	150,000	163,500
NII Capital Corp. 10.00% 2016	169,700	53,456
NII Capital Corp. 7.875% 2019[1]	144,280	125,884
NII Capital Corp. 8.875% 2019	112,001	44,800
NII Capital Corp. 11.375% 2019[1]	196,970	175,796
NII Capital Corp. 7.625% 2021	215,896	63,150
Wind Acquisition SA 7.25% 2018[1]	54,580	57,718
Wind Acquisition SA 7.25% 2018[1]	45,380	47,989
Wind Acquisition SA 7.375% 2018	€21,915	31,734
Wind Acquisition SA 4.00% 2020	1,500	2,051
Wind Acquisition SA 4.75% 2020[1]	$ 92,175	93,097
Wind Acquisition SA 7.375% 2021[1]	133,100	142,417
Digicel Group Ltd. 8.25% 2020[1]	104,275	114,181
Digicel Group Ltd. 6.00% 2021[1]	97,092	100,490
Digicel Group Ltd. 7.125% 2022[1]	71,025	74,221
Frontier Communications Corp. 8.125% 2018	29,226	34,341
Frontier Communications Corp. 8.50% 2020	34,167	40,488
Frontier Communications Corp. 9.25% 2021	51,625	62,015
Frontier Communications Corp. 8.75% 2022	16,925	19,718
Frontier Communications Corp. 7.125% 2023	44,650	47,552
Frontier Communications Corp. 7.625% 2024	49,598	53,628
Intelsat Luxembourg Holding Co. 6.75% 2018	7,600	8,085
Intelsat Jackson Holding Co. 7.25% 2020	31,325	33,831
Intelsat Jackson Holding Co. 6.625% 2022	195,485	205,015
Numerical Group SA, First Lien, 4.875% 2019[1]	69,200	71,103
Numerical Group SA, First Lien, 6.00% 2022[1]	123,575	128,672
Numerical Group SA, First Lien, 6.25% 2024[1]	27,925	29,182
LightSquared, Term Loan B, 12.00% 2014[2,3,4,5]	144,713	189,574
LightSquared, Term Loan, 15.00% 2014[3,4,5,6]	15,389	15,389
Altice Finco SA, First Lien, 7.25% 2022	€26,375	38,372
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

Altice Finco SA, First Lien, 7.75% 2022[1]	$ 73,525	$ 78,672
Trilogy International Partners, LLC 10.25% 2016[1]	103,240	106,595
SoftBank Corp. 4.50% 2020[1]	61,560	62,791
Altice Finco SA 6.50% 2022[1]	32,700	34,907
Altice Finco SA 8.125% 2024[1]	10,375	11,490
Millicom International Cellular SA 4.75% 2020[1]	5,000	5,025
Millicom International Cellular SA 6.625% 2021[1]	27,210	29,387
Crown Castle International Corp. 4.875% 2022	30,000	31,069
Telecom Italia Capital SA 6.999% 2018	26,250	30,253
Level 3 Communications, Inc. 8.125% 2019	4,900	5,372
Level 3 Communications, Inc. 11.875% 2019	15,525	17,310
		3,598,109
Consumer discretionary 13.68%

EchoStar DBS Corp. 7.125% 2016	3,500	3,793
DISH DBS Corp. 4.625% 2017	73,650	78,345
DISH DBS Corp. 4.25% 2018	63,400	66,095
DISH DBS Corp. 7.875% 2019	3,550	4,224
DISH DBS Corp. 5.125% 2020	35,550	37,461
Neiman Marcus, Term Loan B, 4.25% 2020[4,5,7]	67,312	67,270
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	47,875	51,825
Neiman Marcus Group LTD Inc. 8.75% 2021[1,3,7]	53,080	58,123
Boyd Gaming Corp. 9.125% 2018	82,070	87,712
Boyd Gaming Corp. 9.00% 2020	75,655	83,693
Time Inc., Term Loan B, 4.25% 2021[4,5,7]	96,225	96,867
Time Inc. 5.75% 2022[1]	47,875	48,473
Warner Music Group 13.75% 2019	17,725	21,359
Warner Music Group 6.00% 2021[1]	32,990	34,227
Warner Music Group 5.625% 2022[1]	13,625	13,744
Warner Music Group 6.75% 2022[1]	72,425	72,787
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	112,100	119,667
MGM Resorts International 6.625% 2015	5,575	5,868
MGM Resorts International 7.50% 2016	9,000	9,956
MGM Resorts International 8.625% 2019	35,330	42,264
MGM Resorts International 5.25% 2020	17,150	17,879
MGM Resorts International 6.75% 2020	9,000	10,069
MGM Resorts International 7.75% 2022	18,950	22,266
Needle Merger Sub Corp. 8.125% 2019[1]	83,905	86,422
Caesars Entertainment Operating Co. 11.25% 2017	34,295	31,551
Caesars Entertainment,Term Loan B, 7.00% 2020[4,5,7]	14,925	15,027
Caesars Entertainment Operating Co. 9.00% 2020	23,320	19,618
Caesars Entertainment Operating Co. 9.00% 2020	20,830	17,445
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	24,250	25,523
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021[1]	10,500	10,671
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	19,300	21,133
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	24,575	26,050
Wynn Macau, Ltd. 5.25% 2021[1]	71,925	74,083
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[4,5,7]	10,496	10,522
Playa Resorts Holding BV 8.00% 2020[1]	57,527	62,273
Marina District Finance Co. (Borgata), Term Loan B, 6.75% 2018[4,5,7]	49,750	50,471
Marina District Finance Co., Inc. 9.875% 2018	21,000	22,234
Michaels Stores, Inc. 7.50% 2018[1,3,7]	16,700	17,138
Michaels Stores, Inc. 7.75% 2018	24,950	26,447
Michaels Stores, Inc. 5.875% 2020[1]	27,950	28,593
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Cumulus Media Holdings Inc. 7.75% 2019	$17,315	$18,246
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,7]	45,441	45,662
Six Flags Entertainment Corp. 5.25% 2021[1]	60,739	62,409
Univision Communications Inc. 6.875% 2019[1]	4,230	4,526
Univision Communications Inc., Term Loan C3, 4.00% 2020[4,5,7]	32,384	32,399
Univision Communications Inc., Term Loan D, 4.00% 2020[4,5,7]	5,970	5,973
Univision Communications Inc., First Lien, 7.875% 2020[1]	700	773
Univision Communications Inc. 8.50% 2021[1]	10,795	12,023
Univision Communications Inc. 6.75% 2022[1]	2,713	3,015
PETCO Animal Supplies, Inc. 9.25% 2018[1]	53,750	57,848
Virgin Media Finance PLC 8.375% 2019[1]	33,175	35,166
UPC Germany GmbH 9.625% 2019	€10,800	16,018
Burger King Corp 0%/11.00% 2019[1,8]	$54,225	50,429
Hilton Worldwide, Term Loan B, 3.50% 2020[4,5,7]	27,020	27,004
Hilton Hotels Corp. 5.625% 2021[1]	21,700	23,097
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	45,900	49,744
Fiat SpA 8.25% 2021	41,600	47,216
Schaeffler Holding Finance BV 6.875% 2018[3,7]	€19,000	27,448
Schaeffler Holding Finance BV 6.875% 2018[1,3,7]	$17,775	18,819
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	32,805	30,509
Toys “R” Us Property Co. II, LLC 8.50% 2017	6,500	6,671
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[4,5,7]	3,333	2,695
Toys “R” Us, Inc. 7.375% 2018	5,525	4,185
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[4,5,7]	38,314	38,861
Mohegan Tribal Gaming Authority 11.00% 2018[1,3,7]	38,375	38,735
Pinnacle Entertainment, Inc. 6.375% 2021	32,850	34,821
DineEquity, Inc. 9.50% 2018	29,275	31,515
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	21,625	23,517
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,757
McClatchy Co. 9.00% 2022	26,750	30,662
Gannett Co., Inc. 5.125% 2019[1]	14,455	14,997
Gannett Co., Inc. 6.375% 2023[1]	14,205	15,199
Citycenter, Term Loan B, 5.00% 2020[4,5,7]	29,486	29,753
CEC Entertainment, Inc. 8.00% 2022[1]	28,325	29,458
Cedar Fair, LP 5.375% 2024[1]	26,200	26,560
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	23,885	25,079
VTR Finance BV 6.875% 2024[1]	23,000	24,744
Seneca Gaming Corp. 8.25% 2018[1]	22,450	23,965
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[4,5,7]	23,326	23,403
Academy Sports 9.25% 2019[1]	21,050	22,681
Stackpole Intl. 7.75% 2021[1]	21,490	22,565
J.C. Penney Co., Inc., Series A, 6.875% 2015	5,398	5,499
J.C. Penney Co., Inc. 7.65% 2016	6,046	6,137
J.C. Penney Co., Inc. 5.75% 2018	10,110	9,352
NCL Corp. Ltd. 5.00% 2018	17,350	18,001
Jaguar Land Rover PLC 8.125% 2021[1]	15,725	17,769
Ford Motor Credit Co. 8.70% 2014	1,000	1,021
Ford Motor Credit Co. 5.625% 2015	1,000	1,058
Ford Motor Credit Co. 7.00% 2015	3,000	3,151
Ford Motor Credit Co. 8.00% 2016	7,000	8,140
Ford Motor Credit Co. 6.625% 2017	2,600	2,995
Limited Brands, Inc. 6.625% 2021	14,226	16,235
Carmike Cinemas, Inc. 7.375% 2019	14,000	15,295
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[4,5,7]	14,325	14,334
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Dynacast International LLC 9.25% 2019	$12,200	$ 13,481
CBS Outdoor Americas Inc. 5.25% 2022[1]	6,000	6,180
CBS Outdoor Americas Inc. 5.625% 2024[1]	6,000	6,210
Cinemark USA, Inc. 5.125% 2022	11,475	11,862
K. Hovnanian Enterprises, Inc. 7.00% 2019[1]	10,000	10,231
Weyerhaeuser Real Estate Co 5.875 2024[1]	9,850	10,170
Guitar Center, Inc. 9.625% 2020[1]	10,600	10,123
Laureate Education, Inc. 9.25% 2019[1]	9,775	10,117
Weather Company, Term Loan, 7.00% 2020[4,5,7]	10,000	9,919
Modular Space Corp., Second Lien, 10.25% 2019[1]	8,325	8,783
General Motors Financial Co. 3.25% 2018	5,960	6,049
General Motors Financial Co. 6.75% 2018	1,040	1,186
General Motors Financial Co. 4.25% 2023	1,500	1,502
Seminole Tribe of Florida 7.804% 2020[1,4]	6,915	7,849
Automotores Gildemeister SA 8.25% 2021[1]	4,795	3,297
Automotores Gildemeister SA 8.25% 2021	415	285
Automotores Gildemeister SA 6.75% 2023	3,000	1,972
Automotores Gildemeister SA 6.75% 2023[1]	1,875	1,233
Burlington Coat Factory Warehouse Corp. 10.00% 2019	5,250	5,742
Revel Entertainment, Term Loan B, 10.00% 2015[3,4,5,6,7,9]	14,906	5,366
Revel Entertainment, Term Loan B, 14.50% 2018[3,4,5,6,7,9]	82,239	—
Grupo Televisa, SAB 7.25% 2043	MXN68,660	4,610
MDC Partners Inc. 6.75% 2020[1]	$ 4,000	4,240
Group 1 Automotive, Inc. 5.00% 2022[1]	4,015	4,035
Royal Caribbean Cruises Ltd. 11.875% 2015	3,300	3,671
		2,912,415
Industrials 12.89%

US Investigations Services, Inc., Term Loan B, 5.00% 2015[4,5,7]	11,769	11,652
US Investigations Services, Inc., Term Loan D, 7.75% 2015[4,5,7]	47,980	47,800
US Investigations Services, Inc. 10.50% 2015[1]	48,330	43,618
US Investigations Services, Inc. 11.75% 2016[1]	20,350	16,890
Altegrity, Inc. 9.50% 2019[1]	151,950	151,950
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	40,485	42,762
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	69,895	73,390
Navios Maritime Holdings Inc. 7.375% 2022[1]	54,020	55,776
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	164,797	171,595
R.R. Donnelley & Sons Co. 7.25% 2018	25,900	30,109
R.R. Donnelley & Sons Co. 7.875% 2021	30,600	35,343
R.R. Donnelley & Sons Co. 7.00% 2022	31,425	34,803
R.R. Donnelley & Sons Co. 6.50% 2023	45,375	47,644
R.R. Donnelley & Sons Co. 6.00% 2024	20,000	20,250
Nortek Inc. 10.00% 2018	47,735	51,673
Nortek Inc. 8.50% 2021	75,092	83,352
CEVA Group PLC 4.00% 2018[1]	42,250	39,715
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,7]	22,987	22,580
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,7]	16,665	16,374
CEVA Group PLC, Letter of Credit, 6.50% 2021[4,5,7]	15,843	15,562
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,7]	2,873	2,823
CEVA Group PLC 7.00% 2021[1]	9,475	9,783
CEVA Group PLC 9.00% 2021[1]	19,100	19,768
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	740	784
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	41,024	41,537
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	19,489	20,220
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	$59,300	$60,041
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[4,5,7]	27,606	27,475
Ply Gem Industries, Inc. 6.50% 2022[1]	73,550	71,252
BE Aerospace, Inc. 5.25% 2022	84,425	92,340
Jeld-Wen Escrow Corp. 12.25% 2017[1]	83,760	90,880
Gardner Denver, Inc. Term Loan B, 4.25% 2020[4,5,7]	82,940	83,006
Gardner Denver, Inc. 6.875% 2021[1]	6,000	6,330
Euramax International, Inc. 9.50% 2016	86,715	86,715
TRAC Intermodal 11.00% 2019	74,030	85,135
Gates Global LLC, Term Loan B, 4.25% 2021[4,5,7]	46,125	46,035
Gates Global LLC 6.00% 2022[1]	37,375	37,562
HD Supply, Inc. 7.50% 2020	5,000	5,487
HD Supply, Inc. 11.50% 2020	48,915	58,698
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[4,5,7]	41,439	41,957
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[4,5,7]	18,028	18,253
ADT Corp. 4.125% 2019	58,225	58,734
United Rentals, Inc. 7.375% 2020	11,625	12,904
United Rentals, Inc. 7.625% 2022	31,725	35,770
United Rentals, Inc. 6.125% 2023	7,675	8,270
AAF Holdings LLC 12.00% 2019[1,3,7]	54,085	55,775
LMI Aerospace Inc. 7.375% 2019[1]	48,700	50,039
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	45,828	49,265
Esterline Technologies Corp. 7.00% 2020	42,860	46,074
Far East Capital Limited SA 8.00% 2018[1]	15,555	12,843
Far East Capital Limited SA 8.75% 2020[1]	26,960	22,107
Far East Capital Limited S.A., 8.75% 2020	9,600	7,872
Brunswick Rail Finance Ltd. 6.50% 2017	30,186	30,526
Brunswick Rail Finance Ltd. 6.50% 2017[1]	9,651	9,760
TransDigm Inc. 5.50% 2020	35,350	36,106
Iron Mountain Inc. 6.00% 2023	950	1,032
Iron Mountain Inc. 5.75% 2024	33,430	34,600
Builders Firstsource 7.625% 2021[1]	32,139	34,469
ARAMARK Corp., Term Loan E, 3.25% 2019[4,5,7]	25,935	25,846
ARAMARK Corp. 5.75% 2020	5,000	5,312
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[2,4,6]	1,135	—
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[4]	2,370	2,548
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	2,795	3,092
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	526	564
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	2,035	2,181
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	506	558
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	2,495	2,800
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4]	3,046	3,320
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	5,546	6,156
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	2,712	3,107
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	250	290
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	2,471	2,644
Watco Companies 6.375% 2023[1]	26,240	26,896
HDTFS Inc. 4.25% 2018	11,400	11,742
HDTFS Inc. 5.875% 2020	7,800	8,190
HDTFS Inc. 6.25% 2022	4,600	4,893
BakerCorp International, Inc. 8.25% 2019	23,400	24,277
Allegiant Travel Co. 5.50% 2019	23,750	24,255
AerCap Holdings NV 2.75% 2017[1]	21,650	21,812
Eletson Holdings Inc. 9.625% 2022[1]	19,450	20,957
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 2017[1,4]	$ 7,650	$ 8,195
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[4,5,7]	2,697	2,576
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	7,999	9,429
Safway Group Holding 7.00% 2018[1]	17,000	18,105
Avianca Holdings SA, 8.375% 2020[1]	14,075	15,126
Air Canada 7.75% 2021[1]	12,500	13,313
Milacron LLC 7.75% 2021[1]	10,275	11,303
Red de Carreteras de Occidente 9.00% 2028[4]	MXN151,560	11,231
RZD Capital Ltd. 8.30% 2019	RUB289,500	8,154
ADS Waste Escrow 8.25% 2020	$ 6,050	6,549
GOL Linhas Aéreas Inteligentes SA 10.75% 2023[1]	5,450	5,804
ENA Norte Trust 4.95% 2028[1,4]	4,037	4,189
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2015[4,5,6,7]	3,174	3,015
		2,743,494
Health care 12.07%

Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[4,5,7]	19,602	19,653
Kinetic Concepts, Inc. 10.50% 2018	162,000	183,465
Kinetic Concepts, Inc. 12.50% 2019	129,737	149,846
inVentiv Health Inc. 9.00% 2018[1]	172,065	185,830
inVentiv Health Inc. 11.00% 2018[1]	116,915	111,946
inVentiv Health Inc. 11.00% 2018[1]	55,390	53,174
Forest Laboratories, Inc. 4.375% 2019[1]	74,980	81,077
Forest Laboratories, Inc. 4.875% 2021[1]	14,125	15,442
Forest Laboratories, Inc. 5.00% 2021[1]	165,608	181,897
VPI Escrow Corp. 6.75% 2018[1]	50,100	54,108
VPI Escrow Corp. 6.375% 2020[1]	75,983	81,017
VPI Escrow Corp. 5.625% 2021[1]	1,750	1,802
VPI Escrow Corp. 7.50% 2021[1]	48,370	53,751
DJO Finance LLC 9.75% 2017	38,538	40,561
DJO Finance LLC 7.75% 2018	29,321	30,934
DJO Finance LLC 8.75% 2018	25,875	27,945
DJO Finance LLC 9.875% 2018	68,130	73,921
Tenet Healthcare Corp., First Lien, 6.25% 2018	3,000	3,341
Tenet Healthcare Corp., First Lien, 4.75% 2020	13,815	14,195
Tenet Healthcare Corp., First Lien, 6.00% 2020	55,285	60,122
Tenet Healthcare Corp., First Lien, 4.50% 2021	19,820	20,018
Tenet Healthcare Corp. 8.125% 2022	38,465	44,619
HCA Inc., Term Loan B5, 2.90% 2017[4,5,7]	6,962	6,986
HCA Inc. 3.75% 2019	60,695	61,378
HCA Inc. 6.50% 2020	36,840	41,537
HCA Inc. 5.00% 2024	22,050	22,410
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,7]	81,705	82,363
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	44,960	44,679
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,7,9]	25,771	25,642
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,7,9]	20,825	20,721
Rotech Healthcare Inc., Term Loan, 13.00% 2020[3,4,5,7,9]	47,674	47,436
Multiplan Inc., Term Loan B, 4.00% 2021[4,5,7]	84,642	84,515
VWR Funding, Inc. 7.25% 2017	78,904	83,737
INC Research LLC, Term Loan B, 4.25% 2018[4,5,7]	16,342	16,375
INC Research LLC 11.50% 2019[1]	58,127	66,265
Centene Corp. 5.75% 2017	43,035	47,016
Centene Corp. 4.75% 2022	29,190	29,664
Select Medical Holdings Corp. 6.375% 2021	70,360	73,878
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

ConvaTec Finance International SA 8.25% 2019[1,3,7]	$ 60,940	$ 62,464
PRA Holdings, Inc. 9.50% 2023[1]	48,520	54,160
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[4,5,7]	46,000	46,144
Symbion Inc. 8.00% 2016	42,375	44,494
Patheon Inc., Term Loan B, 4.25% 2021[4,5,7]	24,515	24,362
Patheon Inc. 7.50% 2022[1]	9,510	9,879
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	32,885	33,625
CRC Health Corp, Term Loan, 5.25% 2021[4,5,7]	9,626	9,710
CRC Health Corp, Term Loan B, 9.00% 2021[4,5,7]	10,000	10,106
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[4,5,7]	19,165	19,381
LifePoint Hospitals, Inc. 5.50% 2021[1]	9,675	10,159
Grifols Worldwide Operations Ltd. 5.25% 2022[1]	3,000	3,120
		2,570,870
Energy 8.70%

NGPL PipeCo LLC, Term Loan B, 6.75% 2017[4,5,7]	11,020	10,989
NGPL PipeCo LLC 7.119% 2017[1]	128,395	130,963
NGPL PipeCo LLC 9.625% 2019[1]	107,990	118,789
Sabine Pass Liquefaction, LLC 5.625% 2021	81,125	86,195
Sabine Pass Liquefaction, LLC 5.75% 2024[1]	92,875	96,938
Arch Coal, Inc., Term Loan B1, 6.25% 2018[4,5,7]	32,452	31,917
Arch Coal, Inc. 7.00% 2019	85,016	64,825
Arch Coal, Inc. 8.00% 2019[1]	14,400	14,292
Arch Coal, Inc. 9.875% 2019	16,269	13,951
Arch Coal, Inc. 7.25% 2021	71,966	52,895
Samson Investment Co., Term Loan B, 5.00% 2018[4,5,7]	2,800	2,806
Samson Investment Co. 10.75% 2020[1]	162,340	171,877
Peabody Energy Corp. 6.00% 2018	125,347	131,301
Peabody Energy Corp. 6.25% 2021	39,065	39,114
Alpha Natural Resources, Inc. 9.75% 2018	52,205	48,029
Alpha Natural Resources, Inc. 6.00% 2019	35,025	25,656
Alpha Natural Resources, Inc. 7.50% 2020[1]	55,000	53,350
Alpha Natural Resources, Inc. 6.25% 2021	53,410	38,055
PDC Energy Inc. 7.75% 2022	96,775	108,388
CONSOL Energy Inc. 8.25% 2020	61,600	66,990
CONSOL Energy Inc. 5.875% 2022[1]	20,700	21,735
QGOG Constellation SA 6.25% 2019[1]	85,595	86,879
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	32,650	35,752
Regency Energy Partners LP and Regency Energy Finance Corp. 5.875% 2022	10,875	11,840
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	16,100	16,905
Teekay Corp. 8.50% 2020	40,255	46,696
Laredo Petroleum, Inc. 9.50% 2019	33,850	37,150
Laredo Petroleum, Inc. 7.375% 2022	3,375	3,788
Denbury Resources Inc. 4.625% 2023	41,550	40,520
Rice Energy Inc. 6.25% 2022[1]	34,700	35,611
Pacific Rubiales Energy Corp. 5.375% 2019[1]	31,500	32,918
Petróleos Mexicanos 7.19% 2024	MXN349,800	27,479
Kinder Morgan Energy Partners, LP 5.00% 2021[1]	$24,375	25,411
Bonanza Creek Energy, Inc. 6.75% 2021	18,650	20,049
Athlon Energy Inc. 6.00% 2022[1]	19,000	19,713
Oasis Petroleum Inc. 6.875% 2022[1]	15,175	16,617
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,4]	5,530	5,986
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	6,094	6,539
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,4]	3,150	3,370
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

NGL Energy Partners LP 5.125% 2019[1]	$ 13,350	$ 13,450
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[7]	10,295	10,745
Access Midstream Partners, L.P. 5.875% 2021	9,300	9,997
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,4]	6,220	6,523
Petrobras International Finance Co. 5.75% 2020	4,030	4,317
Petrobras Global Finance Co. 4.375% 2023	1,330	1,285
Ecopetrol SA 5.875% 2023	3,050	3,436
		1,852,031
Information technology 7.37%

First Data Corp. 7.375% 2019[1]	5,000	5,381
First Data Holdings, Inc. 14.50% 2019[1,3]	90,851	98,009
First Data Corp. 6.75% 2020[1]	15,575	16,899
First Data Corp. 8.25% 2021[1]	47,441	52,185
First Data Corp. 11.75% 2021	176,031	209,477
First Data Corp. 12.625% 2021	113,546	140,087
First Data Corp. 8.75% 2022[1,3,7]	16,963	18,808
SRA International, Inc., Term Loan B, 6.50% 2018[4,5,7]	121,096	121,702
SRA International, Inc. 11.00% 2019	75,612	81,472
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[4,5,7]	36,815	36,970
Freescale Semiconductor, Inc. 10.75% 2020	17,830	20,193
Freescale Semiconductor, Inc. 5.00% 2021[1]	66,110	68,093
Freescale Semiconductor, Inc. 6.00% 2022[1]	60,155	64,215
Alcatel-Lucent USA Inc. 4.625% 2017[1]	56,800	58,930
Alcatel-Lucent USA Inc. 6.75% 2020[1]	37,093	39,690
Alcatel-Lucent USA Inc. 8.875% 2020[1]	42,015	47,792
Dell, Inc. Term Loan B, 4.50% 2020[4,5,7]	90,296	90,845
SunGard Data Systems Inc. 7.375% 2018	10,449	11,050
SunGard Data Systems Inc. 7.625% 2020	69,250	75,829
Serena Software, Inc. Term Loan B 7.50% 2020[4,5,7]	73,550	74,408
Ceridian Corp. 11.25% 2015	11,000	11,025
Ceridian LLC / Comdata Inc. 8.125% 2017[1]	37,875	38,348
NXP BV and NXP Funding LLC 3.50% 2016[1]	12,170	12,429
NXP BV and NXP Funding LLC 3.75% 2018[1]	27,000	27,203
Avago Technologies Ltd., Term Loan B, 3.75% 2021[4,5,7]	39,050	39,231
Lawson Software, Inc. 9.375% 2019	30,800	34,419
Hughes Satellite Systems Corp. 6.50% 2019	6,650	7,431
Hughes Satellite Systems Corp. 7.625% 2021	16,425	18,889
Global A&T Electronics Ltd. 10.00% 2019[1]	24,090	20,356
Advanced Micro Devices, Inc. 6.75% 2019[1]	15,000	16,031
Jabil Circuit, Inc. 8.25% 2018	5,900	7,058
Compucom Systems Inc., 7.00% 2021[1]	4,825	4,922
		1,569,377
Materials 7.24%

First Quantum Minerals Ltd. 6.75% 2020[1]	138,162	142,998
First Quantum Minerals Ltd. 7.00% 2021[1]	136,695	141,308
First Quantum Minerals Ltd. 725% 2022[1]	8,575	8,961
Reynolds Group Inc. 7.125% 2019	5,700	5,985
Reynolds Group Inc. 7.875% 2019	5,805	6,349
Reynolds Group Inc. 9.875% 2019	43,510	48,459
Reynolds Group Inc. 5.75% 2020	151,925	161,041
JMC Steel Group Inc. 8.25% 2018[1]	138,715	142,183
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

ArcelorMittal 5.00% 2017[7]	$14,250	$ 15,123
ArcelorMittal 10.35% 2019[7]	2,000	2,570
ArcelorMittal 6.00% 2021[7]	42,622	46,298
ArcelorMittal 6.75% 2022[7]	8,275	9,309
ArcelorMittal 7.25% 2041[7]	54,950	58,659
Ryerson Inc. 9.00% 2017	42,230	45,292
Ryerson Inc. 11.25% 2018	71,275	79,828
FMG Resources 6.00% 2017[1]	83,517	86,492
FMG Resources 6.875% 2018[1]	36,260	38,164
CEMEX SAB de CV 9.50% 2018	3,500	4,051
CEMEX España, SA 9.25% 2020[1]	7,635	8,389
CEMEX Finance LLC 7.25% 2021[1]	20,250	22,326
CEMEX Finance LLC 9.375% 2022[1]	31,675	37,416
Walter Energy, Inc. 9.50% 2019[1]	39,835	40,582
Walter Energy, Inc. 9.875% 2020	15,100	9,475
Walter Energy, Inc. 11.00% 2020[1,3,7]	7,500	6,263
Walter Energy, Inc. 8.50% 2021	12,800	7,264
LSB Industries, Inc. 7.75% 2019	55,400	59,555
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[4,5,7]	12,118	12,139
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	€2,630	3,863
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	$ 33,035	36,173
Rayonier Advanced Materials Inc. 5.50% 2024[1]	40,205	41,009
OMNOVA Solutions Inc. 7.875% 2018	32,250	33,983
PQ Corp. 8.75% 2018[1]	27,365	29,794
Smurfit Capital Funding PLC 7.50% 2025	25,515	29,470
Taminco Global Chemical Corp. 9.75% 2020[1]	22,955	25,767
Georgia Gulf Corp. 4.625% 2021	6,000	5,978
Georgia Gulf Corp. 4.875% 2023	17,160	17,139
Graphic Packaging International, Inc. 4.75% 2021	14,845	15,253
Packaging Dynamics Corp. 8.75% 2016[1]	14,535	14,982
Sibur Securities Ltd. 3.914% 2018[1]	14,590	14,116
Momentive Performance Materials Inc., Term Loan B, 4.00% 2015[4,5,7]	9,575	9,608
Ball Corp. 6.75% 2020	2,555	2,737
Ball Corp. 5.75% 2021	5,330	5,696
Cliffs Natural Resources Inc. 3.95% 2018	6,015	6,100
Ardagh Packaging Finance 6.00% 2021[1]	2,940	2,951
Sappi Papier Holding GmbH 7.50% 2032[1]	345	307
		1,541,405
Financials 5.76%

iStar Financial Inc. 3.875% 2016	4,275	4,371
iStar Financial Inc. 4.00% 2017	44,525	44,859
iStar Financial Inc., Series B, 9.00% 2017	55,740	64,658
iStar Financial Inc. 4.875% 2018	37,664	37,946
iStar Financial Inc. 5.00% 2019	56,550	56,833
Realogy Corp. 3.375% 2016[1]	32,050	32,531
Realogy Corp., LOC, 4.50% 2016[4,5,7]	5,799	5,788
Realogy Corp. 4.50% 2019[1]	105,310	105,573
Realogy Corp. 7.625% 2020[1]	3,000	3,322
Realogy Corp. 9.00% 2020[1]	28,785	32,887
CIT Group Inc. 4.25% 2017	31,500	32,937
CIT Group Inc. 5.00% 2017	67,470	72,066
CIT Group Inc. 5.25% 2018	4,275	4,601
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

CIT Group Inc. 3.875% 2019	$ 31,575	$ 32,147
CIT Group Inc., Series C, 5.50% 2019[1]	16,675	18,124
Crescent Resources 10.25% 2017[1]	114,260	128,543
Icahn Enterprises Finance Corp. 3.50% 2017	52,800	53,526
Icahn Enterprises Finance Corp. 6.00% 2020	9,650	10,398
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,7]	11,185	11,912
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,7]	39,908	47,291
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,7]	14,950	18,650
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,7]	12,500	17,813
MetLife Inc., junior subordinated 10.75% 2069[7]	7,000	11,156
International Lease Finance Corp. 4.875% 2015	38,065	39,088
International Lease Finance Corp. 8.625% 2015	4,250	4,611
Ally Financial Inc. 8.00% 2031	33,000	42,281
Springleaf Finance Corp., Series J, 6.90% 2017	30,000	33,375
Catlin Insurance Ltd., junior subordinated 7.249% (undated)[1,7]	30,275	31,410
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% 2049[7]	30,000	29,976
Morgan Stanley, Series H, 5.45% 2049[7]	23,730	24,192
Popular, Inc. 7.00% 2019	23,095	23,557
Ryman Hospitality Properties, Inc., Term Loan B, 3.75% 2021[4,5,7]	4,800	4,829
Ryman Hospitality Properties, Inc. 5.00% 2021	13,600	13,634
Ocwen Financial Corp. 6.625% 2019[1]	17,650	18,268
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,7]	15,376	17,990
AXA SA, junior subordinated 6.463% (undated)[1,7]	16,244	17,483
American Tower Corp. 7.00% 2017	10,825	12,605
American Tower Corp. 7.25% 2019	3,700	4,480
Genworth Financial, Inc., junior subordinated 6.15% 2066[7]	17,500	16,691
Goldman Sachs Group, Inc., Series L, 5.70% 2049[7]	13,715	14,239
Bank of Ireland 10.0% 2022	€7,000	12,719
Hospitality Properties Trust 6.30% 2016	$ 700	748
Hospitality Properties Trust 5.625% 2017	3,880	4,249
Hospitality Properties Trust 6.70% 2018	2,945	3,319
QBE Capital Funding III LP 7.25% 2041[1,7]	7,650	8,254
Zions Bancorporation 6.00% 2015	303	320
		1,226,250
Consumer staples 1.57%

C&S Group Enterprises LLC 8.375% 2017[1]	38,551	40,413
C&S Group Enterprises LLC 5.375% 2022[1]	42,500	42,659
Post Holdings, Inc. 6.75% 2021[1]	20,375	21,674
Post Holdings, Inc. 7.375% 2022	25,000	27,125
Smithfield Foods, Inc. 7.75% 2017	11,500	13,283
Smithfield Foods, Inc. 5.25% 2018[1]	2,775	2,907
Smithfield Foods, Inc. 5.875% 2021[1]	5,925	6,280
Smithfield Foods, Inc. 6.625% 2022	20,130	22,143
Constellation Brands, Inc. 8.375% 2014	1,650	1,707
Constellation Brands, Inc. 7.25% 2017	6,500	7,463
Constellation Brands, Inc. 3.75% 2021	5,650	5,636
Constellation Brands, Inc. 6.00% 2022	6,975	7,864
Constellation Brands, Inc. 4.25% 2023	10,350	10,389
Del Monte Corp. 7.625% 2019	28,821	30,070
Rite Aid Corp. 10.25% 2019	9,645	10,392
Rite Aid Corp. 8.00% 2020	14,000	15,470
Ingles Markets, Inc. 5.75% 2023	17,925	18,239
TreeHouse Foods, Inc. 4.875% 2022	15,000	15,506
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Pilgrim’s Pride Corp. 7.875% 2018	$10,000	$ 10,638
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[4,5,7]	10,000	10,062
Brasil Foods SA 5.875% 2022[1]	8,250	8,951
JBS SA 7.75% 2020[1]	3,570	3,847
Marfrig Overseas Ltd. 9.50% 2020	1,360	1,476
		334,194
Utilities 1.21%

TXU, Term Loan, 3.737% 2014[2,4,5,7]	5,802	4,790
Texas Competitive Electric Holdings, Term Loan Strip, 3.75% 2016[4,5,7]	21,728	21,823
Texas Competitive Electric Holdings, Strip Loan DD, 3.75% 2016[4,5,7,10]	16,772	136
TXU, Term Loan, 4.651% 2017[2,4,5,7]	94,878	78,749
AES Corp. 8.00% 2017	4,238	4,948
AES Corp. 8.00% 2020	16,300	19,682
AES Corp. 7.375% 2021	5,775	6,786
AES Corp. 4.875% 2023	4,000	3,980
AES Corp. 5.50% 2024	13,000	13,357
NRG Energy, Inc. 8.25% 2020	6,000	6,585
NRG Energy, Inc. 6.25% 2022[1]	25,500	27,221
NRG Energy, Inc. 6.625% 2023	9,000	9,787
CMS Energy Corp. 8.75% 2019	21,125	27,259
Enel Società per Azioni 8.75% 2073[1,7]	15,000	17,766
Midwest Generation, LLC, Series B, 8.56% 2016[2,4,6]	9,472	9,756
Emgesa SA ESP 8.75% 2021	COP10,600,000	6,167
		258,792
Total corporate bonds & notes		18,606,937
Bonds & notes of governments outside the U.S. 3.23%

Greek Government 2.00%/3.00% 2023[8]	€ 3,650	4,180
Greek Government 2.00%/3.00% 2024[8]	3,650	4,066
Greek Government 2.00%/3.00% 2025[8]	3,650	3,950
Greek Government 2.00%/3.00% 2026[8]	3,650	3,842
Greek Government 2.00%/3.00% 2027[8]	3,650	3,745
Greek Government 2.00%/3.00% 2028[8]	3,650	3,667
Greek Government 2.00%/3.00% 2029[8]	7,040	6,997
Greek Government 2.00%/3.00% 2030[8]	7,040	6,900
Greek Government 2.00%/3.00% 2031[8]	7,040	6,821
Greek Government 2.00%/3.00% 2032[8]	7,040	6,752
Greek Government 2.00%/3.00% 2033[8]	7,040	6,687
Greek Government 2.00%/3.00% 2034[8]	7,040	6,641
Greek Government 2.00%/3.00% 2035[8]	7,040	6,601
Greek Government 2.00%/3.00% 2036[8]	13,750	12,817
Greek Government 2.00%/3.00% 2037[8]	17,500	16,252
Greek Government 2.00%/3.00% 2038[8]	14,700	13,637
Greek Government 2.00%/3.00% 2039[8]	11,000	10,217
Greek Government 2.00%/3.00% 2040[8]	15,550	14,393
Greek Government 2.00%/3.00% 2041[8]	17,250	15,968
Greek Government 2.00%/3.00% 2042[8]	12,000	11,097
Brazil (Federal Republic of) 6.00% 2022[11]	BRL121,100	54,506
Brazil (Federal Republic of) 10.00% 2023	133,000	54,131
Portuguese Government 3.85% 2021	€ 1,650	2,372
Portuguese Government 4.95% 2023	19,190	29,044
Portuguese Government 5.65% 2024	35,435	56,421
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Slovenia (Republic of) 4.75% 2018[1]	$ 2,210	$ 2,390
Slovenia (Republic of) 5.50% 2022	20,435	22,453
Slovenia (Republic of) 5.50% 2022[1]	14,600	16,042
Slovenia (Republic of) 5.85% 2023[1]	25,100	28,300
Argentina (Republic of) 7.00% 2017	45,275	41,640
Argentina (Republic of) 8.28% 2033[3,4]	18,121	15,222
Republic of Belarus 8.75% 2015	870	899
Republic of Belarus 8.95% 2018	35,395	38,404
Indonesia (Republic of) 3.75% 2022	15,925	15,547
Indonesia (Republic of) 5.875% 2024[1]	13,300	14,713
Dominican Republic 7.45% 2044[1]	23,000	24,656
Croatian Government 6.75% 2019[1]	4,510	5,079
Croatian Government 6.375% 2021[1]	2,810	3,102
Croatian Government 5.50% 2023[1]	10,200	10,646
Hungarian Government 4.125% 2018	10,020	10,508
Hungarian Government 6.25% 2020	5,800	6,585
Russian Federation 7.50% 2018	RUB543,000	15,767
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR165,125	15,155
Morocco Government 4.25% 2022[1]	$13,000	13,073
Serbia (Republic of) 4.875% 2020	3,195	3,243
Serbia (Republic of) 7.25% 2021	6,805	7,783
Kenya (Rebulic of) 5.875 2019[1]	1,985	2,029
Kenya (Rebulic of) 6.875 2024[1]	7,890	8,221
Polish Government, Series 1021, 5.75% 2021	PLN3,305	1,262
Polish Government, Series 0922, 5.75% 2022	7,695	2,965
		687,388
U.S. Treasury bonds & notes 0.62%

U.S. Treasury 0.25% 2015	$21,900	21,925
U.S. Treasury 4.00% 2015	42,300	43,332
U.S. Treasury 6.25% 2023[12]	50,000	65,938
		131,195
Municipals 0.31%

State of Puerto Rico, Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	38,250	33,724
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds,
Current Interest Bonds, Series 2007-A-2, 5.875% 2047	10,000	7,924
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds,
Current Interest Bonds, Series 2007-A-2, 6.50% 2047	10,000	8,570
State of New Jersey, Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 2030[1]	12,385	9,322
State of Puerto Rico, Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	9,980	6,415
		65,955
Total bonds, notes & other debt instruments (cost: $18,737,000)		19,491,475
Convertible securities 2.15%
	Shares or
Financials 0.71%	principal amount

Weyerhaeuser Co., Series A, 6.375% convertible preferred	1,000,000	56,750
Lloyds Banking Group PLC 7.50% convertible notes 2049[7]	$41,859,000	44,643
Bank of Ireland 10.00% convertible notes 2016	€17,805,000	27,149
Convertible securities
	Shares or	Value
Financials (continued)	principal amount	(000)

Banco Bilbao Vizcaya Argentaria, SA 9.00% convertible notes 2049[7]	$10,000,000	$ 11,237
American Tower Corp., Series A, convertible preferred	100,000	10,640
		150,419
Industrials 0.45%

CEVA Group PLC, Series A-2, 2.234% convertible preferred[6,13]	21,062	24,221
CEVA Group PLC, Series A-1, 3.234% convertible preferred[6]	47,121	71,860
		96,081
Energy 0.42%

American Energy Utica, LLC 3.50% convertible notes 2021[1,3,7]	$43,726,000	46,634
Chesapeake Energy Corporation 5.75% convertible preferred[1]	33,000	42,322
		88,956
Utilities 0.35%

Exelon Corp., convertible preferred, units	909,000	49,037
Dominion Resources, Inc., convertible preferred, Series A, units	500,000	26,313
		75,350
Information technology 0.13%

Liberty Media Corp. 3.50% convertible notes 2031[4]	$48,500,000	27,005
Materials 0.05%

Mirabela Nickel Ltd., convertible notes 9.50% 2019[1,3,6,9]	$10,975,000	10,975
Telecommunication services 0.04%

Clearwire Corp. 8.25% convertible notes 2040[1]	$7,722,000	9,035
Total convertible securities (cost: $390,759,000)		457,821
Preferred securities 0.47%

Financials 0.47%	Shares

Ally Financial Inc., Series G, 7.00%[1]	21,250	21,410
Ally Financial Inc., Series 2, 8.125% preferred	650,000	17,786
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	800,000	19,658
Citigroup Inc., Series K, depositary shares	506,675	13,788
First Republic Bank, Series A, noncumulative convertible preferred	400,000	10,525
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	365,000	9,707
HSBC Holdings PLC, Series 2, 8.00%	300,000	8,137
Total preferred securities (cost: $86,635,000)		101,011
Common stocks 1.86%

Industrials 0.65%

Delta Air Lines, Inc.	1,799,769	69,687
CEVA Group PLC[1,6,14]	59,168	68,043
United Continental Holdings, Inc.[14]	22,981	944
Atrium Corp.[1,6,14]	10,987	11
		138,685
Common stocks
		Value
Consumer discretionary 0.61%	Shares	(000)

Cooper-Standard Holdings Inc.[9,14]	1,671,343	$ 110,576
Ford Motor Co.	810,210	13,968
American Media, Inc.[1,6,9,14]	1,122,345	4,995
Adelphia Recovery Trust, Series ACC-1[6,14]	10,643,283	107
Adelphia Recovery Trust, Series Arahova[14]	1,773,964	21
Five Star Travel Corp.[1,6,14]	83,780	26
Revel AC, Inc. (CVR)[6,9,13,14]	43,088,200	—
Revel AC, Inc.[6,9,13,14]	908,183	—
		129,693
Financials 0.35%

American Tower Corp.	538,967	48,496
Citigroup Inc.	405,574	19,103
EME Reorganization Trust[14]	41,998,595	6,682
		74,281
Health care 0.12%

Rotech Healthcare Inc.[6,9,14]	1,916,276	25,870
Materials 0.11%

NewPage Holdings Inc.[6,13]	226,200	20,142
Mirabela Nickel Ltd.[9,14]	54,468,461	2,054
		22,196
Utilities 0.02%

NRG Energy, Inc.	138,105	5,137
Energy 0.00%

General Maritime Corp.[1,6,14]	12,599	438
Petroplus Holdings AG6,14	3,360,000	—
		438
Total common stocks (cost: $380,253,000)		396,300
Rights & warrants 0.01%

Consumer discretionary 0.01%

Cooper-Standard Holdings Inc., warrants, expire 2017[9,14]	48,411	1,916
Liberman Broadcasting, Inc., warrants, expire 2022[6,13,14]	10	—
		1,916
Energy 0.00%

General Maritime Corp., warrants, expire 2017[1,6,14]	19,483	57
Total rights & warrants (cost: $5,447,000)		1,973
	Principal amount
Short-term securities 5.15%	(000)

Fannie Mae 0.06%–0.098% due 7/22/2014–1/5/2015	$215,446	215,388
Federal Home Loan Bank 0.055%–0.089% due 7/16/2014–10/31/2014	185,512	185,498
Coca-Cola Co. 0.09%–0.14% due 7/7/2014–8/22/2014[1]	85,000	84,993
Freddie Mac 0.05%–0.15% due 8/1/2014–10/20/2014	76,600	76,595
Federal Farm Credit Banks 0.10%–0.12% due 7/11/2014–10/31/2014	70,000	69,996
Procter & Gamble Co. 0.09%–0.12% due 9/3/2014–10/7/2014[1]	57,300	57,286
Chevron Corp. 0.08% due 7/1/2014[1]	54,200	54,200
John Deere Bank SA 0.08% due 7/1/2014–8/4/2014[1]	53,000	52,998
Wal-Mart Stores, Inc. 0.09% due 7/28/2014[1]	50,000	49,998
General Electric Capital Corp. 0.12% due 7/18/2014	41,600	41,599
General Electric Co. 0.06% due 7/1/2014	4,000	4,000
United Parcel Service Inc. 0.12% due 10/2/2014[1]	41,500	41,486
IBM Corp. 0.09% due 9/2/2014[1]	38,200	38,194
Parker-Hannifin Corp. 0.07% due 7/9/2014[1]	35,800	35,799
Emerson Electric Co. 0.09% due 7/11/2014–7/24/2014[1]	34,700	34,698
Walt Disney Co. 0.08%–0.09% due 7/31/2014[1]	31,000	30,998
Regents of the University of California 0.10% due 7/7/2014	22,100	22,099
Total short-term securities (cost: $1,095,792,000)		1,095,825
Total investment securities (cost: $20,695,886,000)		21,544,405
Other assets less liabilities		(253,415)
Net assets		$21,290,990

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $309,410,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Euros	7/9/2014	UBS AG	$20,047	€14,750	$(151)
Euros	7/11/2014	Citibank	$12,247	€9,000	(78)
Euros	7/16/2014	HSBC Bank	$15,949	€11,700	(73)
Euros	7/23/2014	Bank of America, N.A.	$7,726	€5,700	(80)
Euros	7/29/2014	JPMorgan Chase	$83,053	€60,000	823
					$441

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $106,529,000 over the prior 11-month period.

Centrally cleared credit default swaps on credit indices — sell protection

				Unrealized
				appreciation
			Notional amount	at 6/30/2014
Referenced index	Fixed (receive) rate	Expiration date	(000)	(000)

CDX North American High Yield Index Series 21	5.00%	12/20/2018	$ 49,500	$ 1,398
CDX North American High Yield Index Series 22	5.00	6/20/2019	141,570	1,616
				$3,014

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2014, appear below.

						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 6/30/2014
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Rotech Healthcare Inc.,
Term Loan, 13.00% 2020[3,4,5,7]	$43,908,783	$3,765,508	—	$47,674,291	$ 4,448	$ 47,436
Rotech Healthcare Inc.[6,14]	1,916,275	1	—	1,916,276	—	25,870
Rotech Healthcare Inc.,
Term Loan A, 5.50% 2018[4,5,7]	$25,900,000	—	$129,500	$25,770,500	1,070	25,642
Rotech Healthcare Inc.,
Term Loan B, 10.00% 2019[4,5,7]	$20,825,000	—	—	$20,825,000	1,568	20,721
Cooper-Standard Holdings Inc.[14]	1,238,538	432,805	—	1,671,343	—	110,576
Cooper-Standard Holdings Inc.,
warrants, expire 2017[14]	196,935	—	148,524	48,411	—	1,916
Cooper-Standard Holdings Inc.
7.00% convertible preferred	$99,687	—	$99,687	—	—	—
Mirabela Nickel Ltd.,
convertible notes 9.50% 2019[1,3,6]	—	$10,975,000	—	$10,975,000	17	10,975
Mirabela Nickel Ltd.[14]	—	54,468,461	—	54,468,461	—	2,054
Revel Entertainment,
Term Loan B, 10.00% 2015[3,4,5,6,7]	—	$14,906,448	—	$14,906,448	769	5,366
Revel Entertainment,
Term Loan B, 14.50% 2018[3,4,5,6,7]	$74,061,406	$8,542,775	$365,625	$82,238,556	6,483	—
American Media, Inc.[1,6,14]	1,122,345	—	—	1,122,345	—	4,995
Revel AC, Inc. (CVR)[6,13,14]	43,088,200	—	—	43,088,200	—	—
Revel AC, Inc.[6,13,14]	908,183	—	—	908,183	—	—
					$14,355	$255,551

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,062,039,000, which represented 42.56% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,015,629,000, which represented 9.47% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $260,271,000, which represented 1.22% of the net assets of the fund.
[7]	Coupon rate may change periodically.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[10]	Unfunded loan commitment; the total value of all unfunded loan commitments was $16,846,000, which represented .08% of net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	A portion of this security was pledged as collateral. The total value of pledged collateral was $10,299,000, which represented ..05% of the net assets of the fund.
[13]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

CEVA Group PLC, Series A-2, 2.234% convertible preferred	5/2/2013	$ 20,349	$ 24,221.11%
NewPage Holdings Inc.	9/17/2009–1/9/2012	35,831	20,142.10
Revel AC, Inc.	2/14/2011–1/10/2012	45,288	—	.00
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	7,796	—	.00
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012	—	—	.00
Total restricted securities		$109,264	$44,363.21%

[14]	Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	$ —	$ 18,573,411	$ 33,526	$ 18,606,937
	Bonds & notes of governments outside the U.S.	—	687,388	—	687,388
	U.S. Treasury bonds & notes	—	131,195	—	131,195
	Municipals	—	65,955	—	65,955
	Convertible securities	185,062	261,784	10,975	457,821
	Preferred securities	—	101,011	—	101,011
	Common stocks	276,668	68,150	51,482	396,300
	Rights & warrants	1,916	—	57	1,973
	Short-term securities	—	1,095,825	—	1,095,825
Total		$463,646	$20,984,719	$96,040	$21,544,405

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 823	$—	$ 823
	Unrealized appreciation on credit default swaps	—	3,014	—	3,014
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(382)	—	(382)
Total		$—	$3,455	$—	$3,455

*Forward currency contracts and credit default swaps are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 1,396,678
Gross unrealized depreciation on investment securities	(754,882)
Net unrealized appreciation on investment securities	641,796
Cost of investment securities for federal income tax purposes	20,902,609

Key to abbreviations and symbol

Auth. = Authority

CVR = Contingent Value Rights

BRL = Brazilian reais

COP = Colombian pesos

Dev. = Development

Econ. = Economic

€ = Euros

Fac. = Facility

G.O. = General Obligation

Fncg. = Financing

LOC = Letter of Credit

MXN = Mexican pesos

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-021-0814O-S42160

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: August 28, 2014